Organization (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 23, 2001	Dec. 31, 2014
Organization [Line Items]
Minimum capital investment		$ 500,000
Trust dissolution date		Dec. 31, 2031
Millburn Ridgefield Corporation [Member]
Organization [Line Items]
Original trust capital	$ 400
Minimum percentage of ownership		1.00%
Initial Unitholder [Member]
Organization [Line Items]
Original trust capital	$ 1,600